SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - ATI Modular Technology Corp - USD ($)	12 Months Ended
	Jun. 30, 2016	Jun. 06, 2016	Jun. 02, 2016	Jun. 30, 2015
Depreciation Expense	$ 0
Business Acquisition, Equity Interest			86.00%
Business Acquisition, Shares Acquired	100,000,000
Rights, Title and Interest Acquired - Percentage			86.00%
Business Acquisition, Purchase Price	$ 175,000
Business Acquisition, Fair Value		$ 203,133
Net Assets		203,133
Goodwill	206,992	206,992
Accounts Payable	$ 19,699	$ 3,859		$ 3,859